ADMINISTRATOR AND SUB-ADVISER
      AQUILA MANAGEMENT CORPORATION
      380 Madison Avenue, Suite 2300
      New York, New York 10017

INVESTMENT ADVISER
      KPM INVESTMENT MANAGEMENT, INC.
      A Mutual of Omaha  Company
      One Norwest  Center
      1700 Lincoln Street
      Denver, Colorado 80203
              and
      10250 Regency Circle, Suite 200
      Omaha, Nebraska 68114

BOARD OF TRUSTEES
      Lacy B. Herrmann, Chairman
      Tucker Hart Adams
      Arthur K. Carlson
      R. Thayne Robson
      Cornelius T. Ryan

OFFICERS
      Lacy B. Herrmann, President
      Jerry G. McGrew, Senior Vice President
      Rose F. Marotta, Chief Financial Officer
      Richard F. West, Treasurer
      Edward M.W. Hines, Secretary

DISTRIBUTOR
      AQUILA DISTRIBUTORS, INC.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

CUSTODIAN
      BANK ONE TRUST COMPANY, N.A.
      100 East Broad Street
      Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
      ADMINISTRATIVE DATA
        MANAGEMENT CORP.
      581 Main Street
      Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
      KPMG PEAT MARWICK LLP
      345 Park Avenue
      New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT


JUNE 30, 1997


(Graphic of Logo: solid rectangle with the words AQUILA, then a drawing of two mountain peaks, then the words ROCKY MOUNTAIN EQUITY FUND)


A CAPITAL APPRECIATION INVESTMENT


(Graphic of Aquila Group of Funds Logo: an eagle's head)

ONE OF THE
AQUILAsm GROUP OF FUNDS

(Graphic of Logo: solid rectangle with the words AQUILA, then a drawing of two mountain peaks, then the words ROCKY MOUNTAIN EQUITY FUND)


AQUILA ROCKY MOUNTAIN EQUITY FUND

SEMI-ANNUAL REPORT

"VALUE ORIENTATION AND THE
LONGER-TERM VIEWPOINT"

                                                          August 15, 1997

Dear Investor:

            We are pleased to provide you with this Semi-Annual Report for Aquila Rocky Mountain Equity Fund for the six-month period ended June 30, 1997.

            THE ROCKY MOUNTAIN REGION

            As you are most likely aware, the Rocky Mountain region - consisting of Arizona, Colorado, Idaho, Montana, Nevada, New Mexico, Utah, and Wyoming - continues to flourish. Projections for employment and population growth for this region remain consistently above the national average. Aquila Rocky Mountain Equity Fund was specifically designed to allow investors to participate in the dynamic growth possibilities of this area.

            Aquila Rocky Mountain Equity Fund has focused its investments on growth-oriented companies having a significant business presence in the Rocky Mountain region of our country. We believe now, as strongly as we did at inception of the Fund three years ago, that this region will remain an attractive investment area. Furthermore, we believe that our strategy with the Fund's investment portfolio is both sound and viable.

            THE FUND'S INVESTMENT STRATEGY

            A locally-based organization was specifically sought out and chosen as investment manager in order to take maximum advantage of the investment opportunities available. Our portfolio manager, located in Denver, searches for undervalued investment situations and strives to capitalize on them prior to their discovery by the overall marketplace.
Thus, the Fund's investment approach is basically one in which it invests "in its own backyard" of the Rocky Mountain region.

            Since inception of Aquila Rocky Mountain Equity Fund, the investment approach taken has been that of being value-oriented in security selection. The investment manager searches for securities which are undervalued in relationship to their intrinsic value and projected growth rate of the company. The key to this approach is to capture upside potential while at the same time limiting downside risks in price movements to the maximum extent practicable.

            Thus, we search for companies which have a strong presence in their specific market and which possess upward momentum.

            It must be recognized, however, that with this emphasis on value-oriented investing, it is difficult to put a specific timetable upon when the market will recognize the full potential inherent in the securities.
 Therefore, Aquila Rocky Mountain Equity Fund should not be viewed as a "get rich quick" vehicle. You should instead look upon your investment as a longer-term capital appreciation vehicle.

            THE FUND'S RETURN

            A primary goal of the Fund is to offer an attractive average annual return while mitigating price volatility risks along the way.

            We would like to point out that many of the value-oriented securities which comprise the Fund's portfolio have a substantially lower price earnings ratio when compared to the overall universe of stocks available.

            It is our belief that this lower price earnings ratio better reflects the value of the underlying companies. This should result in the Fund's share price being less volatile in a "bear market" than some of the stocks which possess inflated price earnings ratios.

            Aquila Rocky Mountain Equity Fund has produced, in our judgment, credible ABSOLUTE returns to date. Specifically, the Fund's return on Class A Shares for the 3-YEAR PERIOD ending July 31, 1997, was at the AVERAGE ANNUAL RATE OF 13.55%*, including the maximum sales charge. This rate of return would double one's money in about 5 1/2 years.

            When viewing Aquila Rocky Mountain Equity Fund, we tend to liken the Fund to a solid baseball hitter in the major leagues. Although not a superstar consistently hitting balls over the fence, it is certainly also not one to strike out regularly. The Fund does, however, consistently hit singles, doubles, and triples and, in most circumstances, is an asset to any team.

            Our desire is to avoid having shareholders hold their collective breaths to see if we are going to "hit one out of the park" or "go down swinging." Rather, we wish to give you the comfort of knowing that we are invariably going to "get on base and drive in a run or two."

            LONGER-TERM OUTLOOK

            We believe that in the longer-term, Aquila Rocky Mountain Equity Fund will continue to achieve its goal of providing shareholders with reasonable capital appreciation while attempting to control price volatility to the maximum extent possible.

            YOUR CONFIDENCE IS APPRECIATED

            Your investment in Aquila Rocky Mountain Equity Fund is greatly appreciated. We value your trust and will strive to merit your continued confidence.

                                               Sincerely,
                                               /s/ Lacy B. Herrmann
                                               Lacy B. Herrmann
                                               President and Chairman
                                                 of the Board of Trustees


     *Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns would have been less if management fees and expenses had been fully applied.

AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENT OF INVESTMENTS
JUNE 30, 1997 (unaudited)

   SHARES          COMMON STOCKS (86.9%)                         MARKET VALUE
                   Basic Industry (2.1%)
      400          Barrick Gold Corp.                             $     8,800
    1,500          Cyprus Amax Minerals Co.                            36,750
      200          Newmont Mining                                       7,800
                                                                       53,350

                   Cable/Communications (8.0%)
    1,500          Inter-Tel Inc. +                                    31,875
    2,800          Jones Intercable Inc. Class A +                     35,700
      300          Jones Intercable Inc. +                              3,488
    1,500          Liberty Media Group Class A +                       35,625
    3,000          Tele-Communications Inc. Class A +                  44,625
    2,000          U.S. West Media Group +                             40,500
    1,300          United International Holdings, Inc. Class A+        13,488
                                                                      205,301

                   Consumer Cyclical (10.4%)
    4,500          BMC West Corp. +                                    55,125
    2,000          Koala Corp. +                                       32,000
    6,000          Mity Lite, Inc. +                                   83,250
    5,000          Viad Corporation                                    96,250
                                                                      266,625

                   Consumer Non-Durable (11.0%)
    2,000          American Stores Company                             98,750
    3,500          Avert Inc. +                                        28,875
    4,000          Dial Corp                                           62,500
    2,800          Franklin Covey Company +                            70,875
    4,500          Rocky Mountain Chocolate Factory +                  20,250
                                                                      281,250

                   Energy (14.3%)
    4,500          Giant Industries, Inc.                              71,156
    1,800          KN Energy                                           75,825
    9,600          Prima Energy Corp.+                                163,200
    2,278          Union Pacific Resources, Inc.                       56,654
                                                                      366,835

                   Financial (15.9%)
    2,332          Conseco Inc.                                        86,284
      600          Finova Group Inc.                                   45,900
    3,900          First Security Corp.                               106,518
    4,875          First State Bancorp                                 82,266
    4,161          Westerfed Financial Corp.                           85,300
                                                                      406,268

                   Gaming (7.4%)
    1,000          American Coin Merchandising +                       10,875
    1,200          Circus Circus Enterprises Inc.+                     29,550
    4,000          International Game Technology                       71,000
    4,800          Jackpot Enterprises                                 54,600
      900          Mirage Resorts +                                    22,725
                                                                      188,750

                   Healthcare (3.1%)
    1,000          Ballard Medical Products                            20,063
    1,900          Sierra Health Services Inc.+                        59,375
                                                                       79,438

                   Technology (1.8%)
    3,000          Microtest Inc. +                                    12,000
    5,000          Novell Inc.+                                        34,688
                                                                       46,688

                   Transportation (4.3%)
    1,800          Rural/Metro Corp.+                                  52,256
      800          Union Pacific                                       56,400
                                                                      108,656

                   Utilities (8-6%)
      400          Idaho Power Co.                                     12,550
    2,000          Pinnacle West Capital                               60,125
    1,800          Public Service Co. Colorado                         74,700
    1,900          U.S. West Inc.                                      71,606
                                                                      218,981

                     Total Common Stocks (cost $1,721,291)          2,222,142

                   Short-Term Investments (6.8%)
    75,000         The One Group Prime Money Market Fund               75,000
   100,000         Churchill Cash Reserves Trust                      100,000
                     Total Short-Term Investments (cost $175,000)     175,000

                     Total Investments (cost $1,896,291*)   93.7%   2,397,142
                     Other assets in excess of liabilities   6.3      160,269
                     Net Assets                              100%  $2,557,411

* Cost for Federal tax purposes is identical.

+ Non-income producing security.

See accompanying notes to Financial statements.

AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (unaudited)

ASSETS
  Investments at market value (identified cost - $1,896,291)       $2,397,142
  Cash                                                                 62,721
  Due from Administrator for reimbursement of expenses                 60,666
  Deferred organization expenses (note 2)                              22,162
  Receivable for fund shares sold                                      19,147
  Dividends and interest receivable                                     3,007
    Total assets                                                    2,564,845

LIABILITIES
  Accrued expenses                                                      6,057
  Distribution fees payable                                             1,377
    Total liabilities                                                   7,434

NET ASSETS                                                         $2,557,411
  Net Assets consist of:
  Capital Stock-Authorized an unlimited number of shares, par
    value $.01 per share                                           $    1,578
  Additional paid-in capital                                        1,964,197
  Undistributed net realized gain on investments                       90,785
  Net unrealized appreciation on investments                          500,851
                                                                   $2,557,411
CLASS A
  Net Assets                                                       $2,409,035
  Capital shares outstanding                                          148,675
  Net asset value and redemption price per share                   $    16.20
  Offering price per share (100/95.75 of $16.20 adjusted
    to nearest cent)                                               $    16.92

CLASS C
  Net Assets                                                       $    4,506
  Capital shares outstanding                                              279
  Net asset value and offering price per share                     $    16.17
  Redemption price per share (*varies by length of
    time shares are held)                                          $        *

CLASS Y
  Net Assets                                                       $  143,870
  Capital shares outstanding                                            8,853
  Net asset value, offering and redemption price per share         $    16.25

See accompanying notes to financial statements.

AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE. 30, 1997 (unaudited)

INVESTMENT INCOME:
  Dividends                                               $13,936
  Interest                                                  4,337
                                                                      $18,273

Expenses:
  Investment Adviser fees (note 3)                        $ 8,041
  Administrator fees (note 3)                               9,190
  Legal fees                                               12,500
  Shareholders' reports and proxy statements               11,000
  Transfer and shareholder servicing agent fees            11,000
  Trustees' fees and expenses                               8,500
  Amortization of organization expenses (note 2)            7,387
  Registration fees and dues                                6,000
  Audit and accounting fees                                 5,000
  Distribution and service fees (note 3)                    2,719
  Custodian fees (note 6)                                   1,230
  Miscellaneous                                            11,455
                                                           94,022

  Investment Adviser fees waived (note 3)                  (8,041)
  Administrator fees waived (note 3)                       (9,190)
  Reimbursement of expenses by Administrator (note 3)     (58,580)
  Expenses paid indirectly (note 6)                        (1,230)
    Net expenses                                                       16,981

    Net investment income                                               1,292

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from securities transactions           70,897
  Change in unrealized appreciation on investments        109,777
  Net realized and unrealized gain on investments                     180,674
  Net increase in net assets resulting from operations              $ 181,966

See accompanying notes to financial statements.



AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)


                                                     Six Months    Year Ended
                                                     Ended June    December
                                                     30, 1997      31, 1996
OPERATIONS:
  Net investment income (loss)                       $    1,292    $   (2,749)
  Net realized gain from securities transactions         70,897        82,961
  Change in unrealized appreciation on investments      109,777       258,491
    Change in net assets from operations                181,966       338,703

DISTRIBUTIONS TO SHAREHOLDERS (note 5):
  Class A Shares:
  Net investment income                                    -             -
  Net realized gain on investments                         -          (74,547)

  Class C Shares:
  Net investment income                                    -             -
  Net realized gain on investments                         -             (143)

  Class Y Shares:
  Net investment income                                    -             -
  Net realized gain on investments                         -           (4,537)
    Change in net assets from distributions                -          (79,227)

CAPITAL SHARE TRANSACTIONS (note 7):
  Proceeds from shares sold                             364,663       705,847
  Reinvested dividends and distributions                     69        68,103
  Cost of shares redeemed                              (304,960)     (454,481)
    Change in net assets from capital share
      transactions                                       59,772       319,469

    Change in net assets                                241,738       578,945

NET ASSETS:
  Beginning of period                                 2,315,673     1,736,728
  End of period                                      $2,557,411    $2,315,673

See accompanying notes to financial statements.

AQUILA ROCKY MOUNTAIN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
(unaudited)

1. ORGANIZATION

    Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies, The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes,

d) ORGANIZATION EXPENSES: The Fund's organizational expenses have been deferred and are being amortized on a straight-line basis over five years.

e) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

    Management affairs of the Fund are conducted through two separate management arrangements.

    KPM Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc., serves as Investment Adviser to the Fund. Kirkpatrick, Pettis is, in turn, a subsidiary of the nationally oriented Mutual of Omaha Insurance Company. In this role, under an Investment Advisory Agreement, the Adviser supervises the Fund's investments and provides various services to the Fund for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.70 of 1% on the first $15 million; 0.55 of 1% on the next $35 million and 0.40 of 1% on the excess over $50 million.

    The Fund also has a Sub-Advisory and Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor, under this agreement, the Administrator provides such advisory services to the Fund, in addition to those services provided by the Adviser, as the Administrator deems appropriate. Besides its sub-advisory services, it also provides all administrative services, other than those relating to the management of the Fund's investments. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the

Fund at the following annual rates; 0.80 of 1% on the first $15 million;
0.65 of 1% on the next $35 million and 0.50 of 1% on the excess over $50 million.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Fund's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the most restrictive expense limitation imposed upon the Fund in the States in which shares are then eligible for sale. At the present time none of the States in which the Fund's shares are sold have any such limitation.

    For the six months ended June 30, 1997, the Fund incurred fees under the Advisory Agreement and Sub-Advisory and Administration Agreement of $8,041 and $9,190, respectively. However, all of these fees were voluntarily waived. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $58,580.

b) DISTRIBUTION AND SERVICE FEES:

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 1997, service fees on Class A Shares amounted to $2,698, of which the Distributor received $334.

    Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1997, amounted to $16, of which the Distributor received $16.

    In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1997, amounted to $5, of which the Distributor received $5.

    Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional information.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 1997, the Distributor received sales commissions in the amount of $547.

4. PURCHASES AND SALES OF SECURITIES

    For the six months ended June 30, 1997, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $120,879 and $180,436, respectively.

    At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $617,757 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $116,906, for a net unrealized appreciation of $500,851.

5. DISTRIBUTIONS

    The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share or in cash, at the shareholder's option. Due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains.

6. EXPENSES

    The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the year ended December 31, 1996, the Fund's custodian fees amounted to $1,230, all of which were offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                      Six Months Ended        Year Ended
                                        June 30, 1997      December 31, 1996
                                    Shares      Amount     Shares     Amount
CLASS A SHARES:
  Proceeds from shares sold         23,491    $364,663     39,760    $589,861
  Reinvested dividends and
    distributions                     -           -         4,233      63,492
  Cost of shares redeemed          (19,574)   (304,960)   (31,555)   (454,480)
    Net change                       3,917      59,703     12,438     198,873

                                                              Period Ended
                                                           December 31, 1996
                                                           Shares     Amount
CLASS C SHARES:
  Proceeds from shares sold           -           -           269       4,090
  Reinvested dividends and
    distributions                     5           69           5          74
  Cost of shares redeemed             -           -            -          -
    Net change                        5           69          274       4,164

                                                              Period Ended
                                                           December 31, 1996
                                                           Shares      Amount
CLASS Y SHARES:
  Proceeds from shares sold           -            -        8,551     111,896
  Reinvested dividends and
    distributions                     -            -          302       4,536
  Cost of shares redeemed             -            -          -          -
    Net change                        -            -        8,853     116,432
  Total transactions in Fund
    Shares                           3,922      $59,772    21,565    $319,469

* From May 1,1996 (date of inception) through December 31, 1996.

AQUILA ROCKY MOUNTAIN EQUITY FUND
FINANCIAL HIGHLIGHTS
(unaudited)

For a share outstanding throughout each period

                                                   Class A (1)
                          Six Months   Year Ended   Year Ended   Period Ended
                          Ended June   December     December     December
                          30, 1997     31, 1996     31, 1995     31, 1994(2)
Net Asset Value,
  Beginning of Period        $15.05        $13.13       $11.06        $11.43

Income from Investment
  Operations:
  Net investment income
    (loss)                     0.01        (0.02)       (0.07)          -
  Net gain (loss) on
    securities (both
    realized and
    unrealized)                1.14         2.47          2.25        (0.37)

  Total from Investment
    Operations                 1.15         2.45          2.18        (0.37)

Less Distributions (note 5):
  Dividends from net
    investment income           -             -          (0.01)         -
  Distributions from capital
    gains                       -           (0.53)       (0.10)         -

  Total Distributions           -           (0.53)       (0.11)         -

Net Asset Value, End of
  Period                     $16.20        $15.05       $13.13        $11.06

Total Return (not
  reflecting sales charge)
  (%)                         7.64+         18.68        19.68         (3.24)+

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ thousands)      2,409         2,178        1,737           530
  Ratio of Expenses to
    Average Net Assets (%)    1.49*          1.50         1.91          1.19*
  Ratio of Net Investment
    Income (Loss) to
    Average Net Assets (%)     .10*         (0.14)       (0.60)           -
  Portfolio Turnover Rate
    (%)                       5.86+         20.32        15.14          2.95+
  Average commission rate
    paid(4)($)                .0766         .0745          -              -

Net investment income (loss) per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment
   Income (loss) ($)         (0.50)        (1.05)        (1.12)           -
  Ratio of Expenses to
    Average Net Assets
    (3)(%)                    8.20*         8.84         10.48        18.20*
  Ratio of Net Investment
    Loss to Average Net
    Assets (%)               (6.61)*       (7.48)        (9.17)           -

(1) Designated as Class A Shares on May 1, 1996.

(2) From July 22, 1994 (commencement of operations) to December 31, 1994.

(3) Ratios are based on average net assets of $2,176,548, $1,965,012, $1,239,752 and $458,768, respectively. In general, as the Fund's net assets increase, the expense ratio will decrease.

(4) Represents the average per share broker commission rate paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities on which commissions were charged. Calculations are for fiscal years beginning January 1, 1996.

+   Not annualized.

*   Annualized.

See accompanying notes to financial statements.

AQUILA ROCKY MOUNTAIN EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)
(unaudited)

For a share outstanding throughout each period

                                 Class C(1)                Class Y(1)
                             Six Months   Period       Six Months   Period
                             Ended June   Ended Dec.   Ended June   Ended Dec.
                             30, 1997     31, 1996     30, 1997     31, 1996
Net Asset Value, Beginning
  of Period                     $15.07      $14.59        $15.07      $14.59

Income from investment
  Operations:
  Net investment income          (0.05)       0.01          0.03        0.01
  Net gain on securities
    (both realized and
    unrealized)                   1.15        1.00          1.15        1.00

  Total from Investment
    Operations                    1.10        1.01          1.18        1.01

Less Distributions (note 5):
  Dividends from net
    investment income              -           -             -           -
  Distributions from capital
    gains                          -         (0.53)          -         (0.53)

  Total Distributions              -         (0.53)          -         (0.53)

Net Asset Value, End of
   Period                       $16.17      $15.07        $16.25      $15.07

Total Return (not
  reflecting sales charge)
  (%)                            7.30+       6.94+         7.83+        6.94+

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ thousands)                    5           4          144          133
  Ratio of Expenses to
    Average Net Assets (%)       2.27*       1.25*         1.24*        1.25*
  Ratio of Net Investment
    Income (Loss) to
    Average Net Assets (%)     (0.66)*       0.11*         0.35*        0.11*
  Portfolio Turnover Rate
    (%)                          5.86+      20.32+         5.86+       20.32+
  Average Commission Rate
    Paid(2) ($)                  .0766       .0745         .0766        .0745

Net investment income (loss) per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment (Loss) ($)    (0.56)       (0.72)        (0.48)       (0.72)
  Ratio of Expenses to
    Average Net Assets (%)      8.97*        8.59*         7.95*        8.59*
  Ratio of Net Investment
    Loss to Average Net
    Assets (%)                (7.37)*      (7.23)*       (6.36)*      (7.23)*

(1) New Class of Shares established on May 1, 1996.

(2) Represents the average per share broker commission rate paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities on which commissions were charged.

+   Not annualized.

*   Annualized.

See accompanying notes to financial statements.